Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2025
Deferred income tax
Summary of movement on the deferred income tax account, major components of deferred tax assets and liabilities at the year end and their changes during the year

	2025	2024
	$m	$m
Deferred Tax at 1 January	(595)	(604)
Exchange differences	(7)	1
Impact of business combinations & disposals	43	25
Credited/(Charged) to the income statement	6	(5)
Credited/(Charged) to other comprehensive income	18	(8)
Credited/(Charged) to equity	1	(4)
Deferred Tax at 31 December	(534)	(595)
Deferred taxation has been presented on the balance sheet as follows: Deferred tax asset within non-current assets	55	43
Deferred tax liability within non-current liabilities	(589)	(638)
	(534)	(595)

	Customer	Accelerated
	lists/	tax		IFRS 15	Tax	Share-based
	intangibles	depreciation	Provisions	Contracts	losses	payments	Other[2]	Total
	$m	$m	$m	$m	$m	$m	$m	$m
At 1 January 2024	(703)	(107)	190	(52)	48	19	1	(604)
Exchange differences	(1)	—	4	(1)	(1)	—	—	1
Recognised in income statement	(5)	5	10	(24)	4	1	4	(5)
Recognised in other comprehensive income	—	—	—	—	—	—	(8)	(8)
Recognised in equity	—	—	—	—	—	(4)	—	(4)
Impact of business combinations & disposals[1]	31	—	(9)	3	—	—	—	25
At 31 December 2024	(678)	(102)	195	(74)	51	16	(3)	(595)

At 1 January 2025	(678)	(102)	195	(74)	51	16	(3)	(595)
Exchange differences	(3)	(6)	2	(2)	2	1	(1)	(7)
Recognised in income statement	2	13	7	(9)	(7)	5	(5)	6
Recognised in other comprehensive income	—	—	—	—	10	—	8	18
Recognised in equity	—	—	—	—	—	1	—	1
Impact of business combinations & disposals[3]	(9)	51	(2)	5	—	—	(2)	43
At 31 December 2025	(688)	(44)	202	(80)	56	23	(3)	(534)
1.	Deferred tax liabilities have been adjusted in 2024 by a decrease of $35m relating to the Terminix acquisition with a corresponding reduction in goodwill.
2.	Other deferred tax assets and liabilities include retirement benefits, unremitted earnings from subsidiaries, and the cash flow hedge reserve.

3.Deferred tax liabilities have been adjusted in 2025 by a decrease of $52m relating to the France Workwear disposal.